BUSINESS COMBINATIONS, ACQUISITIONS AND RESTRUCTURING - Business Combination (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2021	Mar. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 30, 2021
Business Acquisition [Line Items]
Net (loss) income			$ (246,487)	$ (2,146,318)	$ 47,312
Share-based payment arrangement, expense			58,892	182,894	38,937
Acquisition-related Costs
Business Acquisition [Line Items]
Net (loss) income		$ (1,900)
General and administrative
Business Acquisition [Line Items]
Share-based payment arrangement, expense			$ 47,576	$ 125,621	32,877
Blockcap
Business Acquisition [Line Items]
Equity interest acquired						100.00%
Share-based payment expense eliminated	$ 19,200
Share-based payment arrangement, expense					23,300
Revenue of acquiree since acquisition date, actual					42,600
Operating loss of acquiree since acquisition date, actual					15,500
Blockcap | General and administrative
Business Acquisition [Line Items]
Recognized transaction cost					$ 1,100